Trade and Other Payables	6 Months Ended
Jun. 30, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables

Note 14	Trade and Other Payables

Trade and other payables - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Trade payables (*)	12,304	10,229
Social security costs payables	4,087	3,092
VAT payables	23,725	120
Taxes payables	744	216
Other payables	579	1,066
TOTAL	41,438	14,723
(*) Of which : Accrued expenses	6,201	6,498

Trade and other payables - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Trade payables	12,304	10,229
Social security costs payables	4,087	3,092
VAT payables	23,725	120
Taxes payables	744	216
Other payables	128	615
TOTAL	40,988	14,273

Trade and other payables - Non current	As of
(in € thousands)	2021/12/31	2022/06/30
Trade payables	—	—
Social security costs payables	—	—
VAT payables	—	—
Taxes payables	—	—
Other payables	450	450
TOTAL	450	450